DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Equinor ASA
Entity Central Index Key	0001140625
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	3,328,308,548
Trading Symbol	EQNR
Entity Emerging Growth Company	false
Entity Shell Company	false